Income Taxes - Scheduled of Deferred Tax Assets (Details) (CAD)	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Deferred tax assets:
Net operating loss carry forward	(391,069)	2,987,708	210,191
Less: loss on debt settlement		(367,357)
Gain in transfer mineral interest	1,319,636
Change in derivative liability	6,110	1,505,257
Warrant liability		(1,633,510)
Amortization on BCF	(21,006)	(929,025)
Stock-based compensation	(320,000)
Valuation allowance	(593,671)	(1,563,073)	(210,191)
Total deferred tax asset	0	0	0